Intangible Assets and Goodwill (Changes in intangible assets and goodwill) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	$ 0
Amortization of Intangible Assets	0	$ 11,970	$ 50,004
Balance At End Of Year	0	0
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill	1,199,754	1,199,754
Total	1,199,754	1,199,754
Customer Lists [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year	0	11,970
Amortization of Intangible Assets	0	11,970
Balance At End Of Year	$ 0	$ 0	$ 11,970